Asset retirement obligation (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Details
ARO balance, beginning of the year	CAD 51,240	CAD 50,000	CAD 64,560
Accretion expense	4,000	1,800	800
Costs incurred		(560)	(2,111)
Change in ARO estimates			(13,249)
ARO balance, end of the year	CAD 55,240	CAD 51,240	CAD 50,000